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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [  ]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC (1)
Address: 888 Seventh Avenue, Suite 1504
         New York, NY  10019

13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     (212) 621-8771

Signature, Place, and Date of Signing:

/s/ Eamon Smith                New York, NY              May 16, 2005
--------------------        --------------------         -----------------
   [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


(1)  Mr. Eric Semler is the managing member of TCS Capital Management, LLC.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                 -----------

Form 13F Information Table Entry Total:                   48
                                                 -----------

Form 13F Information Table Value Total:          $ 1,289,252
                                                 -----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                               Quarter Ended March 31, 2005

                    TITLE OF              VALUE        SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (X $1000)    PRN AMT      PRN  CALL  DISCRETN  MANAGERS  SOLE         SHARED     NONE
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
ACTIVISION INC      COM NEW    004930202       13,346      901,732  SH         SOLE                    901,732
NEW
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
ALAMOSA HLDGS       COM        011589108       23,722    2,032,710  SH         SOLE                  2,032,710
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
AMERICAN TOWER      CL A       029912201       21,716    1,191,200  SH         SOLE                  1,191,200
CORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
ASK JEEVES INC      COM        045174109       14,040      500,000  SH         SOLE                    500,000
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
AZTAR CORP          COM        054802103       40,592    1,421,300  SH         SOLE                  1,421,300
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
CABLEVISION SYS     CL A NY    12686C109       59,435    2,118,900  SH         SOLE                  2,118,900
CORP                CABLVS
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
CENTRAL             CL A NEW   G20045202       71,725    1,450,164  SH         SOLE                  1,450,164
EUROPEAN MEDIA
ENTRP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
CONVERA CORP        CL A       211919105        3,014      581,944  SH         SOLE                    581,944
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
COX RADIO INC       CL A       224051102       25,918    1,541,800  SH         SOLE                  1,541,800
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
DIGITAS INC         COM        25388K104       16,489    1,632,617  SH         SOLE                  1,632,617
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
DOBSON              CL A       256069105        4,647    2,300,613  SH         SOLE                  2,300,613
COMMUNICATIONS
CORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
ELECTRONIC ARTS     COM        285512109       41,517      801,800  SH         SOLE                    801,800
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
EMMIS               CL A       291525103       23,817    1,239,200  SH         SOLE                  1,239,200
COMMUNICATIONS
CORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
FINDWHAT COM        COM        317794105       19,059    1,837,888  SH         SOLE                  1,837,888
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
GEMSTAR-TV          COM        36866W106       12,837    2,951,100  SH         SOLE                  2,951,100
GUIDE INTL INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
GOOGLE INC          CL A       38259P508      102,891      570,000  SH         SOLE                    570,000
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
HOMESTORE INC       COM        437852106       13,644    6,146,000  SH         SOLE                  6,146,000
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
IAC                 COM        44919P102       11,135      500,000  SH         SOLE                    500,000
INTERACTIVECORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
IOWA TELECOMM       COM        462594201       28,324    1,452,500  SH         SOLE                  1,452,500
SERVICES INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
ISLE OF CAPRI       COM        464592104       21,519      810,800  SH         SOLE                    810,800
CASINOS INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
KNIGHT RIDDER       COM        499040103       18,453      274,391  SH         SOLE                    274,391
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
LIN TV CORP         CL A       532774106        9,315      550,200  SH         SOLE                    550,200
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
MARVEL              COM        57383M108       21,576    1,078,800  SH         SOLE                  1,078,800
ENTERPRISES INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
MCCLATCHY CO        CL A       579489105       16,056      216,500  SH         SOLE                    216,500
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
MEDIACOM            CL A       58446K105        8,531    1,304,500  SH         SOLE                  1,304,500
COMMUNICATIONS
CORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
MOBILE              SPONSORED  607409109       28,208      801,600  SH         SOLE                    801,600
TELESYSTEMS         ADR
OJSC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
NDS GROUP PLC       SPONSORED  628891103        5,399      155,443  SH         SOLE                    155,443
                    ADR
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------

                                                        FORM 13F
                                                TCS Capital Management, LLC
                                               Quarter Ended March 31, 2005

                    TITLE OF              VALUE        SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (X $1000)    PRN AMT      PRN  CALL  DISCRETN  MANAGERS  SOLE         SHARED     NONE
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
NETRATINGS INC      COM        64116M108       43,284    2,838,304  SH         SOLE                  2,838,304
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
OPTIMAL GROUP       CL A NEW   68388R208       12,168      669,700  SH         SOLE                    669,700
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
PRIMEDIA INC        COM        74157K101       34,158    7,852,300  SH         SOLE                  7,852,300
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
QWEST               COM        749121109       14,800    4,000,000  SH         SOLE                  4,000,000
COMMUNICATIONS
INTL INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
REGAL ENTMT         CL A       758766109       40,977    1,948,500  SH         SOLE                  1,948,500
GROUP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SEACHANGE INTL      COM        811699107        8,181      631,700  SH         SOLE                    631,700
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SHOPPING COM        SHS        M8405Q102        3,418      192,000  SH         SOLE                    192,000
LTD
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SINA CORP           ORD        G81477104       18,636      600,000  SH         SOLE                    600,000
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SIRIUS SATELLITE    COM        82966U103       19,108    3,400,000  SH         SOLE                  3,400,000
RADIO INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SONY CORP           ADR NEW    835699307        5,531      138,200  SH         SOLE                    138,200
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SPECTRASITE INC     COM        84761M104       59,964    1,034,400  SH         SOLE                  1,034,400
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
SPRINT CORP         COM        852061100      113,636    4,994,999  SH         SOLE                  4,994,999
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
TAKE-TWO            COM        874054109        9,310      238,100  SH         SOLE                    238,100
INTERACTIVE
SOFTWAR
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
TELEPHONE &         COM        879433100        2,481       30,400  SH         SOLE                     30,400
DATA SYS INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
TELESYSTEM INTL     COM NEW    879946606       19,630    1,287,200  SH         SOLE                  1,287,200
WIRELESS INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
TIM HELLAS          COM        88706Q104       92,982    4,415,091  SH         SOLE                  4,415,091
TELECOMM S A
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
UNITED STATES       COM        911684108       49,992    1,095,600  SH         SOLE                  1,095,600
CELLULAR CORP
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
WEST CORP           COM        952355105        7,657      239,271  SH         SOLE                    239,271
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
WESTWOOD ONE        COM        961815107       15,849      778,800  SH         SOLE                    778,800
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
YAHOO INC           COM        984332106       30,510      900,000  SH         SOLE                    900,000
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------
YOUNG               CL A       987434107       10,055    1,163,829  SH         SOLE                  1,163,829
BROADCASTING
INC
------------------- ---------- ---------- ------------ ------------ ---- ----- --------- --------- ------------ ---------- ---------

REPORT
SUMMARY: 48 DATA RECORDS                   $1,289,252

         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED